Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFLIATED COMPANIES [Abstract]
Carrying amounts and percentages of ownership of the investments in affiliated companies
	December 31, 2013	December 31, 2014
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
AKG Investment Co., Ltd ("AKGI Fund")	16,611	21,507	17%
WIP-KIF MCI Investment Fund ("MCI Investment Fund")	15,003	13,776	24%
Beijing Chenkang Technology Co., Ltd ("Beijing Chenkang")	8,235	—	25%
Shanghai Ningle Technology Co., Ltd ("Shanghai Ningle")	7,437	5,959	40%
Shanghai Shengduo Network Technology Co., Ltd ("Shanghai Shengduo")	6,663	—	40%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	4,069	—	20%
Guangzhou Aozi Software Technology Co., Ltd("Guangzhou Aozi")	2,764	2,471	33%
Shanghai Siyuan Digital Technology Co.; Ltd ("Shanghai Siyuan"	1,673	—	20%
Fuzhou Shudong Network Technology Co., Ltd ("Fuzhou Shudong")	1,435	1,416	30%
Shanghai Shimai Information Technology Co., Ltd ("Shanghai Shimai")	1,126	—	25%
Anipark Co., Ltd. (“Anipark”)	606	—	11%
Chengdu Yunyou Network Technology Co., Ltd ("Chengdu Yunyou")	975	972	30%
Game Tales Co., Ltd("Games Tales")	272	—	25%
Chongqing Xiaoheiwu Technology Co., Ltd("Chongqing Xiaoheiwu")	188	48	23%
Alpaca Games ("Alpaca Games ")	—	5,402	18%
Others	383	371	20%~40%
Investment in affiliated companies under the cost method:
Shanda Online Entertainment Limited (“Shanda Online”)	124,513	124,513	6%
Giant Dream Co., Ltd ("Giant")	8,610	8,487	8%
Zhejiang Shengwang Huashi Technology Co., Ltd ("Zhejiang Shengwang")	600	—	—
Lion Games Co., Ltd("Lion Games")	—	8,623	6%
Shanghai Miaoyou Network Technology Co., Ltd ("Shanghai Miaoyou")	500	500	8%
Mage of the East ("Mage of the East ")	—	447	13%
Hangzhou ZhongwanTechnology Co., Ltd ("Hangzhou Zhongwan")	—	290	15%
Shanghai Oukabi Information Technology Co.,Ltd ("Shanghai Oukabi")	—	75	8%
Total	201,663	194,857

Movement of investments in affiliated companies
	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	9,820	—	(1,098)	—	—	8,722
Shanghai Maishi	4,578	—	(341)	—	—	4,237
MCI Investment Fund	4,186	2,247	(892)	—	371	5,912
Chengdu Awata	3,989	—	(325)	(3,664)	—	—
Beijing Yicheng Tianxia	3,460	—	(3,460)	—	—	—
Anipark	3,077	—	(1,616)	—	89	1,550
Shanghai Lantian	2,690	—	(47)	(2,643)	—	—
Shanghai Shimai	2,050	—	(869)	—	—	1,181
Shanghai Siyuan	1,941	—	(25)	—	—	1,916
Shanghai Qiyu	829	—	—	(829)	—	—
Fuzhou Lingyu	319	—	—	(319)	—	—
Xiamen Lianyu	297	—	(297)	—	—	—
Chongqing Xiaoheiwu	38	—	(38)	—	—	—
Shanghai Shengduo	—	10,000	(1,158)	—	—	8,842
Shanghai Ningle	—	9,000	(241)	—	—	8,759
AKGI Fund	—	5,655	(63)	—	191	5,783
Fuzhou Shudong	—	2,000	(325)	—	—	1,675
Chengdu Yunyou	—	1,400	(123)	—	—	1,277
Suzhou Shengyou Network Development Co., Ltd.	—	1,000	(1,000)	—	—	—
Others	8	65	239	—	—	312
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	—	124,513	—	—	—	124,513
Giant	—	8,334	—	—	439	8,773
Total	37,882	164,214	(11,679)	(7,455)	1,090	184,052

	Balances at January 1, 2013	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2013
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	8,722	—	(487)	—	—	8,235
Shanghai Maishi	4,237	—	(168)	—	—	4,069
MCI Investment Fund	5,912	9,833	(879)	—	137	15,003
Anipark	1,550	—	(1,076)	—	132	606
Shanghai Shimai	1,181	—	(55)	—	—	1,126
Shanghai Siyuan	1,916	—	(243)	—	—	1,673
Chongqing Xiaoheiwu	—	—	188	—	—	188
Shanghai Shengduo	8,842	—	(2,179)	—	—	6,663
Shanghai Ningle	8,759	—	(1,322)	—	—	7,437
AKGI Fund	5,783	10,576	(400)	—	652	16,611
Fuzhou Shudong	1,675	—	(240)	—	—	1,435
Chengdu Yunyou	1,277	—	(302)	—	—	975
Guangzhou Aozi	—	3,000	(236)	—	—	2,764
Shanghai Miaoyou	—	480	—	—	20	500
Games Tales	—	95	177	—	—	272
Others	312	398	(327)	—	—	383
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	124,513	—	—	—	—	124,513
Giant	8,773	—	—	—	(163)	8,610
Total	184,052	24,382	(7,549)	—	778	201,663

	Balances at January 1, 2014	Investments	Share of Profits / (Losses)	Impairment	Disposal	Other Equity Movement	Balances at December 31, 2014
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	8,235	—	(25)	(8,210)	—	—	—
Shanghai Maishi	4,069	—	49	(4,118)	—	—	—
MCI Investment Fund	15,003	3,278	(4,502)	—	—	(3)	13,776
Anipark	606	355	1,415	(2,372)	—	(4)	—
Shanghai Shimai	1,126	—	(4)	(1,122)	—	—	—
Shanghai Siyuan	1,673	—	(43)	(1,630)	—	—	—
Chongqing Xiaoheiwu	188	—	(140)	—	—	—	48
Shanghai Shengduo	6,663	—	(615)	(6,048)	—	—	—
Shanghai Ningle	7,437	—	(1,478)	—	—	—	5,959
AKGI Fund	16,611	5,659	(551)	—	—	(212)	21,507
Fuzhou Shudong	1,435	—	(19)	—	—	—	1,416
Chengdu Yunyou	975	—	(3)	—	—	—	972
Guangzhou Aozi	2,764	—	(293)	—	—	—	2,471
Alpaca games	—	6,135	(254)	—	—	(479)	5,402
Games Tales	272	—	127	(382)	(39)	22	—
Others	383	—	(12)	—	—	—	371
Investment in affiliated companies under the cost method:
Shanda Online	124,513	—	—	—	—	—	124,513
Giant	8,610	—	—	—		(123)	8,487
Lion Games	—	9,093	—	—	—	(470)	8,623
Hangzhou Zhongwan	—	290	—	—	—	—	290
Zhejiang Shengwang	600	—	—	(181)	(419)	—	—
Shanghai Miaoyou	500	—	—	—	—	—	500
Oukabi	—	75	—	—	—	—	75
Mage of the East	—	458	—	—	—	(11)	447
Total	201,663	25,343	(6,348)	(24,063)	(458)	(1,280)	194,857